Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	$ 746,638	$ 695,603
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	737,794	687,345
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,480	15,444
Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,012	74,210
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	397,761	379,528
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26,209	27,194
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,844	8,258
Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	728,923	672,021
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	720,079	663,763
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,453	15,260
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,012	74,210
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	380,564	356,948
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	25,718	26,377
Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,948	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,948	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26	184
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,620	20,341
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	302	348
Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,767	2,709
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,767	2,709
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,577	2,240
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	189	469
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	747,606	696,815
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	738,762	688,556
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,488	15,460
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,014	74,212
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	398,611	380,589
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26,318	27,327
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,844	8,258
Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	255,130	212,417
Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	251,133	209,204
Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	191,015	156,250
Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	407	543
Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	34,386	22,998
Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,466	8,196
Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,295	5,813
Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,564	15,404
Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,996	3,212
Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	282,874	266,936
Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	278,103	261,922
Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,802	1,981
Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,623	12,129
Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,267	16,009
Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13,476	13,477
Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	232,233	214,307
Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,702	4,018
Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,771	5,014
Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,472	91,993
Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,472	91,993
Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,171	1,344
Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,483	15,367
Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,878	7,733
Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,620	67,270
Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	321	280
Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	97,923	98,255
Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	97,846	98,223
Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	795	1,182
Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	17,440	17,995
Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,647	3,243
Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	69,892	69,217
Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,072	6,585
Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	77	32
Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,793	23,709
Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,793	23,709
Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	490	260
Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,439	1,842
Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	47	88
Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	21,423	21,038
Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	394	481
Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,414	3,505
Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,414	3,505
Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,460	15,269
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,014	74,212
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	380,690	357,090
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	25,745	26,410
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	191,015	156,250
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	407	543
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	34,386	22,998
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,466	8,196
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,295	5,813
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,564	15,404
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,802	1,981
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,623	12,074
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,267	16,009
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13,476	13,477
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	231,153	212,970
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,693	4,015
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,146	1,277
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,483	15,367
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,878	7,733
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	65,084	63,000
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	307	269
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	795	1,145
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	17,440	17,995
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,647	3,243
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	62,796	59,447
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,863	6,334
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	488	231
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,439	1,842
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	47	88
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,362	15,860
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	317	389
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27	189
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,773	20,556
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	309	357
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	55
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,080	1,338
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10	3
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	24	67
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,536	4,269
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13	11
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	37
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,096	9,770
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	209	251
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2	29
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,061	5,178
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	77	91
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(969)	(1,211)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(8)	(16)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(850)	(1,060)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(109)	(133)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(161)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(7)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(126)	(142)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(27)	(34)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(160)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(1)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(152)	(215)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(7)	(9)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(647)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(572)	(703)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(76)	(90)
UBS AG | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	747,477	696,976
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	738,632	688,717
UBS AG | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
UBS AG | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,360	15,344
UBS AG | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,012	74,210
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
UBS AG | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	398,693	380,977
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26,236	27,219
UBS AG | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,844	8,258
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	729,762	673,394
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	720,917	665,135
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,333	15,160
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,012	74,210
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	381,496	358,396
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	25,746	26,401
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,948	20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,948	20,873
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26	184
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,620	20,341
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	302	348
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,767	2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,767	2,709
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,577	2,240
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	189	469
UBS AG | Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	748,445	698,187
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	739,601	689,929
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,368	15,360
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,014	74,212
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	399,543	382,036
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	26,346	27,352
UBS AG | Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	8,844	8,258
UBS AG | Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	255,130	212,417
UBS AG | Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	251,133	209,204
UBS AG | Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	191,015	156,250
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	407	543
UBS AG | Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	34,386	22,998
UBS AG | Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,466	8,196
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,295	5,813
UBS AG | Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,564	15,404
UBS AG | Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,996	3,212
UBS AG | Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	283,236	268,309
UBS AG | Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	278,465	263,295
UBS AG | Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,802	1,981
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,552	12,029
UBS AG | Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,267	16,009
UBS AG | Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13,476	13,477
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	232,663	215,755
UBS AG | Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,705	4,043
UBS AG | Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	4,771	5,014
UBS AG | Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,424	91,993
UBS AG | Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	85,424	91,993
UBS AG | Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,123	1,344
UBS AG | Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,483	15,367
UBS AG | Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,878	7,733
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	67,620	67,270
UBS AG | Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	321	280
UBS AG | Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	98,449	98,255
UBS AG | Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	98,372	98,223
UBS AG | Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	795	1,182
UBS AG | Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	17,440	17,995
UBS AG | Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,647	3,243
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	70,394	69,217
UBS AG | Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,097	6,585
UBS AG | Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	77	32
UBS AG | Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,793	23,709
UBS AG | Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	23,793	23,709
UBS AG | Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	490	260
UBS AG | Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,439	1,842
UBS AG | Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	47	88
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	21,423	21,038
UBS AG | Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	394	481
UBS AG | Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,414	3,505
UBS AG | Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,414	3,505
UBS AG | Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
UBS AG | Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
UBS AG | Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
UBS AG | Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	192,817	158,231
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,340	15,170
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	75,014	74,212
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	30,514	32,737
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	381,622	358,538
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	25,772	26,435
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	191,015	156,250
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	407	543
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	34,386	22,998
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,466	8,196
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,295	5,813
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,564	15,404
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,802	1,981
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	12,552	11,974
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	11,267	16,009
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13,476	13,477
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	231,583	214,418
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	6,696	4,040
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,098	1,277
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10,483	15,367
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,878	7,733
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	65,083	63,000
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	307	269
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	795	1,145
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	17,440	17,995
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	3,647	3,243
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	63,298	59,447
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,887	6,334
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	488	231
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,439	1,842
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	47	88
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	16,362	15,860
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	317	389
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	27	189
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	15,773	20,556
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	309	357
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	55
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1,080	1,338
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	10	3
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	24	67
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,536	4,269
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	13	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	37
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	7,096	9,770
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	209	251
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2	29
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	5,061	5,178
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	77	91
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	1	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	2,148	2,943
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	264	560
UBS AG | Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(969)	(1,211)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(969)	(1,211)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(8)	(16)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(850)	(1,060)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(109)	(133)
UBS AG | Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(161)	(187)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(7)	(9)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(126)	(142)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(27)	(34)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(160)	(229)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(1)	(5)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(152)	(215)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(7)	(9)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(647)	(795)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Table]
Financial assets	0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Table]
Financial assets	(572)	(703)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Table]
Financial assets	$ (76)	$ (90)